Financial Instruments - Fair Value and Financial Risk management - Liquidity Risk (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Deferred consideration, carrying amount	$ 959	$ 955
Trade payables, carrying amount	5,157	5,622
Lease liabilities, carrying amount	433	54
Liquidity risk
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Deferred consideration, carrying amount	959	955
Deferred consideration, contractual cash flows	994	995
Trade payables, carrying amount	5,157	5,622
Trade payables, contractual cash flows	5,157	5,622
Warrant liability, carrying amount	3,670
Warrants liability, contractual cash flow	3,670
Lease liabilities, carrying amount	433	54
Lease liabilities, contractual cash flows	578	57
Total non-derivatives, carrying amount	23,040	33,577
Total non-derivatives, contractual cash flows	28,280	34,086
Derivative financial liabilities, carrying amount		192
Derivative financial liabilities, contractual cash flows		192
Liquidity risk | 2 months or less
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Deferred consideration, contractual cash flows	0	0
Trade payables, contractual cash flows	5,157	5,622
Warrants liability, contractual cash flow
Lease liabilities, contractual cash flows	20	7
Total non-derivatives, contractual cash flows	5,177	5,629
Derivative financial liabilities, contractual cash flows		0
Liquidity risk | 3 – 36 months
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Deferred consideration, contractual cash flows	994	995
Trade payables, contractual cash flows	0	0
Warrants liability, contractual cash flow	3,670
Lease liabilities, contractual cash flows	199	50
Total non-derivatives, contractual cash flows	11,816	28,457
Derivative financial liabilities, contractual cash flows		192
Liquidity risk | Beyond 36 months
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Deferred consideration, contractual cash flows	0	0
Trade payables, contractual cash flows	0	0
Warrants liability, contractual cash flow	0
Lease liabilities, contractual cash flows	359	0
Total non-derivatives, contractual cash flows	11,287	0
Derivative financial liabilities, contractual cash flows		0
Promissory Note | Liquidity risk
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Borrowings	5,869
Borrowings, contractual cash flows	10,928
Promissory Note | Liquidity risk | 2 months or less
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0
Promissory Note | Liquidity risk | 3 – 36 months
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0
Promissory Note | Liquidity risk | Beyond 36 months
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	10,928
Backstop Agreement - Nabors | Liquidity risk
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Borrowings	6,953
Borrowings, contractual cash flows	6,953
Backstop Agreement - Nabors | Liquidity risk | 2 months or less
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0
Backstop Agreement - Nabors | Liquidity risk | 3 – 36 months
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	6,953
Backstop Agreement - Nabors | Liquidity risk | Beyond 36 months
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	$ 0
Convertible Notes | Liquidity risk
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Borrowings		21,415
Borrowings, contractual cash flows		21,708
Convertible Notes | Liquidity risk | 2 months or less
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows		0
Convertible Notes | Liquidity risk | 3 – 36 months
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows		21,708
Convertible Notes | Liquidity risk | Beyond 36 months
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows		0
Shareholders Loan - AgCentral Energy | Liquidity risk
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Borrowings		5,531
Borrowings, contractual cash flows		5,704
Shareholders Loan - AgCentral Energy | Liquidity risk | 2 months or less
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows		0
Shareholders Loan - AgCentral Energy | Liquidity risk | 3 – 36 months
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows		5,704
Shareholders Loan - AgCentral Energy | Liquidity risk | Beyond 36 months
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows		$ 0